COMMITMENTS AND CONTINGENCIES (Leases) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Future minimum payments, operating leases:
2013	$ 4,892
2014	3,695
2015	2,681
2016	1,918
2017	458
2018	203
Future minimum lease commitments	13,847
Renewal option, minimum	1 year
Renewal option, maximum	5 years
Rent expenses	$ 3,195	$ 2,968	$ 3,391